Investment Objectives and Goals - Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 52.27% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 to June 30, 2027.